Class K [Member] Expense Example - Class K - BlackRock New Jersey Municipal Bond Fund - Class K	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	$ 843